Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income And Expenses [Line Items]
Schedule of finance income and expenses

(DKK million)	2024	2023	2022

Financial income:
Interest and other financial income	995	982	324
Gain on marketable securities	364	495	92
Gain on other investments	146	72	58
Foreign exchange rate gain	2,933	391	2,715

Total financial income	4,438	1,940	3,189

Financial expenses:
Interest and other financial expenses	(120)	(70)	(39)
Loss on marketable securities	(147)	(176)	(453)
Loss on other investments	(116)	(98)	(355)
Foreign exchange rate loss	(1,594)	(1,280)	(1,664)

Total financial expenses	(1,977)	(1,624)	(2,511)

Net financial items	2,461	316	678

Parent Company | Reportable Legal Entities
Finance Income And Expenses [Line Items]
Schedule of finance income and expenses

(DKK million)	2024	2023

Financial income:
Dividend income from subsidiaries	13,026	-
Interest and other financial income	964	962
Interest from subsidiaries	6	1
Gain on marketable securities	364	495
Gain on other investments	121	6
Foreign exchange rate gain	2,923	735

Total financial income	17,404	2,199

Financial expenses:
Impairment of investment in subsidiaries	(10,402)	-
Interest and other financial expenses	(95)	(55)
Interest to subsidiaries	(7)	(10)
Loss on marketable securities	(147)	(175)
Loss on other investments	(7)	(14)
Foreign exchange rate loss	(1,581)	(1,617)

Total financial expenses	(12,239)	(1,871)

Net financial items	5,165	328